Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA TARGET MANAGED ALLOCATION FUND
Fund Shares (UTMAX)Supplement dated December 23, 2022
to the Prospectus dated August 1, 2022On December 23, 2022, the Board of Trustees (the “Board”) of USAA Mutual Funds Trust (“Trust”), upon recommendation of Victory Capital Management Inc. (the “Adviser”), the Trust’s investment adviser, approved changes to the principal investment strategy for the USAA Target Managed Allocation Fund (the “Fund”). Currently, the Fund invests primarily in U.S. and/or foreign equity and fixed income securities through investments in shares of other investment companies. The Board has determined that it would be in the best interests of shareholders to instead invest the Fund’s assets directly in securities or other financial instruments.The disclosure under the section titled “Principal Investment Strategy” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities, fixed-income securities, and real estate securities, including real estate investment trusts (“REITs”). Consistent with its investment strategy, the Fund also may invest in derivatives, including futures and options contracts, as well as American depositary receipts (“ADRs”). Derivatives investments typically are used as a liquid and economical means of managing tactical allocations to asset classes. The Fund also may use derivatives for hedging and risk-management purposes. As a result of the Fund’s investment strategy, the Fund may change the allocation of its portfolio holdings on a frequent basis. The Fund may invest, up to 10% of its total assets in the shares of exchange-traded funds (“ETFs”) to obtain desired investment exposures.The first paragraph under the section of the Prospectus titled “What is the Fund’s investment strategy?” on page 9 under the section “More Information on the Fund’s Investment Strategy” is deleted in its entirety and replaced with the following:The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities and real estate securities, including REITs. Consistent with the Fund’s investment strategy, it also may invest in derivatives, including futures and options contracts, as well as ADRs. Derivatives investments typically are used as a liquid and economical means of managing tactical allocations to asset classes. The Fund also may use derivatives for hedging and risk-management purposes. The Fund may invest, up to 10% of its total assets in the shares of exchange-traded funds (“ETFs”) to obtain desired investment exposures.The first paragraph under the section of the Prospectus titled “What role do equity securities play in the Fund’s portfolio?” on page 13 under the section “More Information on the Fund’s Investment Strategy” is deleted in its entirety and replaced with the following:Up to 100% of the Fund’s portfolio may be allocated to U.S. and/or foreign equity securities (including emerging markets), and this allocation may consist in part of investment companies, including ETFs, that hold such securities. From time to time, the U.S. and foreign equity markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in another market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
Target Managed Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA TARGET MANAGED ALLOCATION FUND
Fund Shares (UTMAX)Supplement dated December 23, 2022
to the Prospectus dated August 1, 2022On December 23, 2022, the Board of Trustees (the “Board”) of USAA Mutual Funds Trust (“Trust”), upon recommendation of Victory Capital Management Inc. (the “Adviser”), the Trust’s investment adviser, approved changes to the principal investment strategy for the USAA Target Managed Allocation Fund (the “Fund”). Currently, the Fund invests primarily in U.S. and/or foreign equity and fixed income securities through investments in shares of other investment companies. The Board has determined that it would be in the best interests of shareholders to instead invest the Fund’s assets directly in securities or other financial instruments.The disclosure under the section titled “Principal Investment Strategy” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities, fixed-income securities, and real estate securities, including real estate investment trusts (“REITs”). Consistent with its investment strategy, the Fund also may invest in derivatives, including futures and options contracts, as well as American depositary receipts (“ADRs”). Derivatives investments typically are used as a liquid and economical means of managing tactical allocations to asset classes. The Fund also may use derivatives for hedging and risk-management purposes. As a result of the Fund’s investment strategy, the Fund may change the allocation of its portfolio holdings on a frequent basis. The Fund may invest, up to 10% of its total assets in the shares of exchange-traded funds (“ETFs”) to obtain desired investment exposures.The first paragraph under the section of the Prospectus titled “What is the Fund’s investment strategy?” on page 9 under the section “More Information on the Fund’s Investment Strategy” is deleted in its entirety and replaced with the following:The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities and real estate securities, including REITs. Consistent with the Fund’s investment strategy, it also may invest in derivatives, including futures and options contracts, as well as ADRs. Derivatives investments typically are used as a liquid and economical means of managing tactical allocations to asset classes. The Fund also may use derivatives for hedging and risk-management purposes. The Fund may invest, up to 10% of its total assets in the shares of exchange-traded funds (“ETFs”) to obtain desired investment exposures.The first paragraph under the section of the Prospectus titled “What role do equity securities play in the Fund’s portfolio?” on page 13 under the section “More Information on the Fund’s Investment Strategy” is deleted in its entirety and replaced with the following:Up to 100% of the Fund’s portfolio may be allocated to U.S. and/or foreign equity securities (including emerging markets), and this allocation may consist in part of investment companies, including ETFs, that hold such securities. From time to time, the U.S. and foreign equity markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in another market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities, fixed-income securities, and real estate securities, including real estate investment trusts (“REITs”). Consistent with its investment strategy, the Fund also may invest in derivatives, including futures and options contracts, as well as American depositary receipts (“ADRs”). Derivatives investments typically are used as a liquid and economical means of managing tactical allocations to asset classes. The Fund also may use derivatives for hedging and risk-management purposes. As a result of the Fund’s investment strategy, the Fund may change the allocation of its portfolio holdings on a frequent basis. The Fund may invest, up to 10% of its total assets in the shares of exchange-traded funds (“ETFs”) to obtain desired investment exposures.